SEGMENT REPORTING - Reconciliation of Financial Measures of Segments to Consolidated Totals (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 92,373	$ 73,760	$ 142,472	$ 94,428
Cost of goods sold	60,657	30,868	55,037	29,096
Gross profit	31,716	42,892	87,435	$ 65,332
Obagi Skincare
Segment Reporting Information [Line Items]
Net revenue	61,090	$ 73,760
Cost of goods sold	44,973
Gross profit	16,117
Milk Makeup
Segment Reporting Information [Line Items]
Net revenue	31,283		$ 142,472
Cost of goods sold	15,684
Gross profit	$ 15,599